Variable Interest Entities - Schedule of the Sale and Leaseback Arrangement (Details) - CSSC entity - FLNG Hilli - VIE debt $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 1,200.0
Lease duration (in years)	15 years
Next repurchase option (in $ millions)	$ 421.0
Net repurchase obligation at end of lease term (in $ millions)	$ 207.9